INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2013	2014
	RMB	RMB
Trademark	1,828,762	1,828,762
Computer software	6,603,124	11,240,538
Less: accumulated amortization	(1,968,299)	(3,105,252)
Intangible assets, net	6,463,587	9,964,048